Goodwill and Intangible Assets - Amortization expense for intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected amortization expense for intangible assets subject to amortization
2020 (remaining nine months)	$ 24,581
2021	31,997	$ 30,643
2022	32,227	28,788
2023	25,861	26,445
2024	25,095	24,512
Thereafter	46,589	45,474
Total	$ 186,350	$ 187,282	$ 206,457